Segment reporting - Revenue by major product categories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment reporting
Total lease cost	$ 17,787,728	$ 13,580,782
Shiitake
Segment reporting
Total lease cost	10,104,540	7,346,174
Mu Er
Segment reporting
Total lease cost	7,340,137	5,762,752
Other edible fungi and other agricultural products
Segment reporting
Total lease cost	$ 343,051	$ 471,856